Securities - Held to Maturity (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	$ 339,436,000	$ 353,988,000
Debt securities held-to-maturity, transferred unrealized loss	16,171,000	19,503,000
Debt securities, held-to-maturity, allowance for credit loss	132,000	157,000	$ 168,000
Total securities held-to-maturity, amortized cost	355,739,000	373,648,000
Debt securities, held-to-maturity, unrealized gains	28,000	868,000
Debt securities, held-to-maturity, unrealized losses	53,907,000	55,910,000
Debt securities, held-to-maturity, fair value	301,860,000	318,606,000
U.S. agency
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	24,150,000	25,768,000
Debt securities held-to-maturity, transferred unrealized loss	1,404,000	1,603,000
Debt securities, held-to-maturity, allowance for credit loss	0	0
Total securities held-to-maturity, amortized cost	25,554,000	27,371,000
Debt securities, held-to-maturity, unrealized gains	0	0
Debt securities, held-to-maturity, unrealized losses	4,987,000	4,892,000
Debt securities, held-to-maturity, fair value	20,567,000	22,479,000
U.S. agency residential mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	100,700,000	108,770,000
Debt securities held-to-maturity, transferred unrealized loss	8,669,000	9,715,000
Debt securities, held-to-maturity, allowance for credit loss	0	0
Total securities held-to-maturity, amortized cost	109,369,000	118,485,000
Debt securities, held-to-maturity, unrealized gains	0	0
Debt securities, held-to-maturity, unrealized losses	24,631,000	23,849,000
Debt securities, held-to-maturity, fair value	84,738,000	94,636,000
U.S. agency commercial mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	4,013,000	4,146,000
Debt securities held-to-maturity, transferred unrealized loss	107,000	153,000
Debt securities, held-to-maturity, allowance for credit loss	0	0
Total securities held-to-maturity, amortized cost	4,120,000	4,299,000
Debt securities, held-to-maturity, unrealized gains	0	0
Debt securities, held-to-maturity, unrealized losses	402,000	460,000
Debt securities, held-to-maturity, fair value	3,718,000	3,839,000
Private label mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	7,350,000	7,302,000
Debt securities held-to-maturity, transferred unrealized loss	190,000	302,000
Debt securities, held-to-maturity, allowance for credit loss	1,000	4,000	1,000
Total securities held-to-maturity, amortized cost	7,541,000	7,608,000
Debt securities, held-to-maturity, unrealized gains	0	0
Debt securities, held-to-maturity, unrealized losses	551,000	854,000
Debt securities, held-to-maturity, fair value	6,990,000	6,754,000
Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	156,305,000	161,352,000
Debt securities held-to-maturity, transferred unrealized loss	5,262,000	6,879,000
Debt securities, held-to-maturity, allowance for credit loss	17,000	33,000	39,000
Total securities held-to-maturity, amortized cost	161,584,000	168,264,000
Debt securities, held-to-maturity, unrealized gains	28,000	88,000
Debt securities, held-to-maturity, unrealized losses	19,461,000	18,807,000
Debt securities, held-to-maturity, fair value	142,151,000	149,545,000
Corporate
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	45,964,000	45,702,000
Debt securities held-to-maturity, transferred unrealized loss	496,000	803,000
Debt securities, held-to-maturity, allowance for credit loss	111,000	116,000	123,000
Total securities held-to-maturity, amortized cost	46,571,000	46,621,000
Debt securities, held-to-maturity, unrealized gains	0	780,000
Debt securities, held-to-maturity, unrealized losses	3,875,000	7,033,000
Debt securities, held-to-maturity, fair value	42,696,000	40,368,000
Trust preferred
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	954,000	948,000
Debt securities held-to-maturity, transferred unrealized loss	43,000	48,000
Debt securities, held-to-maturity, allowance for credit loss	3,000	4,000	$ 5,000
Total securities held-to-maturity, amortized cost	1,000,000	1,000,000
Debt securities, held-to-maturity, unrealized gains	0	0
Debt securities, held-to-maturity, unrealized losses	0	15,000
Debt securities, held-to-maturity, fair value	$ 1,000,000	$ 985,000